Employee Benefits - Summary of Unlisted Equity Investments of Defined Benefit Pension Plans (Parenthetical) (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Tahanan Mutual Building and Loan Association Inc [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Net subscriptions payable	₱ 32	₱ 32